ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Salary and welfare payable	606,098	707,526
Accrued marketing expense	214,022	318,527
Other accrued expense	228,981	256,052
Refund liability (1)	127,969	125,813
Other tax payable	61,059	51,572
Other payables (2)	7,078	77,987
	1,245,207	1,537,477

(1)
Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.
(2)
Other payables include payable to the plaintiffs resulted from the putative securities class action as described in Note 4(4).